Income Taxes, Tax Credit Carryforwards (FY) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Tax Credit Carryforward [Line Items]
Other Deferred Tax Assets, Tax Benefit	$ 3,821
Other Deferred Tax Assets, Valuation Allowance	(1,738)
Total Tax Carryforwards, Tax Benefit	74,198
Total Tax Carryforwards, Valuation Allowance	(33,582)
U.S. Federal [Member]
Tax Credit Carryforward [Line Items]
Tax Credit, Tax Benefit	13,951
Tax Credit, Valuation Allowance	$ (11,621)
U.S. Federal [Member] | Minimum [Member]
Tax Credit Carryforward [Line Items]
Tax Credit, Expiration Date	Dec. 31, 2023
U.S. Federal [Member] | Maximum [Member]
Tax Credit Carryforward [Line Items]
Tax Credit, Expiration Date	Dec. 31, 2036
U.S. State and Local [Member]
Tax Credit Carryforward [Line Items]
Tax Credit, Tax Benefit	$ 304
Tax Credit, Valuation Allowance	$ (66)
U.S. State and Local [Member] | Minimum [Member]
Tax Credit Carryforward [Line Items]
Tax Credit, Expiration Date	Dec. 31, 2018
U.S. State and Local [Member] | Maximum [Member]
Tax Credit Carryforward [Line Items]
Tax Credit, Expiration Date	Dec. 31, 2034
Capital Losses [Member] | U.S. Federal [Member]
Tax Credit Carryforward [Line Items]
Tax Credit, Tax Benefit	$ 10,855
Tax Credit, Valuation Allowance	$ (10,855)
Tax Credit, Expiration Date	Dec. 31, 2021
Capital Losses [Member] | Non U.S. [Member]
Tax Credit Carryforward [Line Items]
Tax Credit, Tax Benefit	$ 632
Tax Credit, Valuation Allowance	$ (566)